CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities
Net loss	¥ (601,586)	$ (82,416)	¥ (593,869)	¥ (520,691)
Adjustments to reconcile net loss to net cash from operating activities
Depreciation of property and equipment	22,040	3,019	27,842	49,208
Amortization of intangible assets	29,413	4,030	7,420	3,817
Non-cash operating lease expense			319	6,393
Provision for credit losses	10,995	1,506	12,363	29,556
Impairment of assets	120,642	16,528	534,826	261,835
Impairment of Goodwil	152,890	20,946
Foreign currency exchange losses	21,726	2,976	11,421	95,434
(Gains) Losses on disposal of property and equipment and intangible assets	664	91	(31,751)	(7,257)
(Gains) Losses on disposal/deemed disposal of businesses and subsidiaries/VIEs	18,913	2,591		(254)
Gains on disposal of investments	(2,623)	(359)	(21,676)	(32,536)
Changes in fair value of financial assets	11,943	1,636	(116)	25,658
Share of losses from equity method investments	16,567	2,270	2,564	12,143
Deferred income tax (benefits) expenses	48,185	6,601	(44,631)	(12,881)
Share-based compensation expenses	26,101	3,576	33,554	7,863
Changes in operating assets and liabilities
Accounts receivable	(77,518)	(10,620)	(122,478)	(103,567)
Prepayments and other current assets	(388,767)	(53,261)	9,360	(447,179)
Due from related parties	(35,904)	(4,919)	(24,520)	17,736
Other non-current assets	78,020	10,689	(54,900)	9,225
Accounts payable	47,735	6,540	9,701	(10,391)
Accrued expenses and other current liabilities	287,684	39,413	791,702	236,332
Operating lease liabilities	(4,771)	(654)	1,178	(4,335)
Due to related parties	(14,835)	(2,032)	6,684	(15,054)
Income tax payable	3,857	528	(3,532)	(11,776)
Other non-current liabilities	(9,694)	(1,328)	(999)	(13,528)
Net cash (used in) provided by operating activities	(238,323)	(32,649)	550,462	(424,249)
Cash flows from investing activities
Purchases of property, plant and equipment and intangible assets	(22,827)	(3,127)	(9,680)	(6,783)
Purchase of long-term investments	(37,000)	(5,069)	(23,707)	(69,581)
Purchase of short-term investments	(1,084,661)	(148,598)	(1,176,030)	(1,005,110)
Proceeds from maturity of short-term investments	1,085,369	148,695	1,332,544	1,111,461
Proceeds from disposal of property and equipment and intangible assets	3,553	487	31,751	7,516
Proceeds from disposals and distributions of long-term investments	21,476	2,942	36,556	153,549
Loans to related parties	(7,000)	(959)
Loans to third parties	(5,000)	(685)	(3,000)	(5,000)
Repayment of loans from related parties	7,000	959
Repayment of loans from third parties	5,000	685	653	3,000
Purchase of subsidiaries, net of cash acquired			(238,148)
Net cash provided by (used in) investing activities	(34,090)	(4,670)	(49,061)	189,052
Cash flows from financing activities
Purchase of share awards and shares from noncontrolling shareholders	(1,054)	(144)	(5,869)	(4,866)
Payment of dividends to noncontrolling shareholders and owners of share awards	(583)	(80)	(909)
Repayment for bank loans	(5,000)	(685)
Proceeds from non-controlling shareholder capital injection	75,750	10,378
Net cash (used in) provided by financing activities	69,113	9,469	(6,778)	(4,866)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	16,140	2,209	9,073	171,851
Net increase (decrease) in cash and cash equivalents and restricted cash	(187,160)	(25,641)	503,696	(68,212)
Cash and cash equivalents and restricted cash at beginning of the year	2,020,191	276,765	1,516,495	1,584,707
Cash and cash equivalents and restricted cash at end of the year	1,833,031	251,124	2,020,191	1,516,495
Supplemental disclosures
Cash payments for income taxes	(2,688)	(368)	(1,752)	(12,365)
Cash payments for interest expenses	(57)	(8)
Cash payments for operating leases	(17,223)	(2,360)	(14,925)	(15,446)
Right-of-use assets obtained in exchange for operating lease liabilities-Non-cash	¥ 10,243	$ 1,403	10,032	9,768
Non-cash investing and financing activities:
Acquisition of property and equipment and intangible assets included in accrued expenses and other current liabilities			¥ 664	5,896
Disposal of investment, businesses and subsidiaries included in prepayments and other current assets				¥ 9,348